OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

10. OTHER CURRENT LIABILITIES

The Company's other current liabilities are summarized below:

	At December 31,
	2013	2014
Payable for purchase of property, plant and equipment	$116,661,198	$71,283,739
Other payables	42,716,151	55,339,514
	$159,377,349	$126,623,253